CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Loss for the year	$ (182,841)	$ (151,939)
Adjusted for
Accretion of provision for closure and reclamation	581	201
Change in fair value of convertible debenture		3,153
Change in fair value of Gold Stream derivative liability	151,140	(7,737)
Deferred tax expense	3,462
Depreciation	1,244	8,223
Exploration and evaluation expenses capitalized in exploration and evaluation assets		(857)
Flow-through share premium recovery	(12,911)	(17,429)
Gain on sale of exploration and evaluation assets	(3,216)
Interest and finance fee expense	2,735	1,569
Interest and finance fee expense in exploration and evaluation expense		595
Loss (gain) on marketable securities	(13,637)	567
Share-based payments	24,922	13,126
Transaction costs attributed to the liability portion of convertible debenture	2,735	1,569
Unrealized foreign exchange gain	(117)	(555)
Other	1,030	337
Changes in non-cash operating working capital
Receivables	(2,904)	666
Other	(1,415)	554
Accounts payable and accrued liabilities	(25,362)	21,626
Net cash used in operating activities	(57,289)	(127,900)
INVESTING ACTIVITIES
Purchase of marketable securities	(11,500)
Proceeds from sale of marketable securities	979	38
Construction prepayments and deposits paid	(28,448)	(12,469)
Exploration and evaluation asset expenditures		(8,799)
Additions to mineral property, plant and equipment	(294,411)	(2,213)
Settlement of other liabilities arising from mineral property acquisitions	(250)	(500)
Other	270	113
Net cash used in investing activities	(333,360)	(23,830)
FINANCING ACTIVITIES
Lease payments	(12,111)	(8,582)
Repayment of convertible debenture		(25,928)
Proceeds from Gold Stream derivative liability	206,876	71,623
Availability fees on Senior Secured Term Loan	(3,671)	(2,649)
Finance fee	(1,502)	(757)
Proceeds from bought deal financing	232,143
Proceeds from private placements		122,750
Proceeds from option exercises	9,637	2,883
Share issue costs	(13,282)	(1,171)
Other	(2,509)	(1,398)
Net cash provided by financing activities	415,581	156,771
Effect of foreign exchange rates on cash and cash equivalents	16	765
Change in cash and cash equivalents during the year	24,948	5,806
Cash and cash equivalents, beginning of the year	96,941	91,135
Cash and cash equivalents, end of the year	121,889	96,941
Cash and cash equivalents are comprised of:
Cash	121,416	96,470
Cash equivalents	473	471
Cash and cash equivalents	$ 121,889	$ 96,941